Income taxes (Details 4) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	₨ 18,508	$ 217	₨ 10,774
Deferred tax assets after set off	18,508		10,774
Deferred tax liabilities	(14,108)	$ (165)	(909)
Deferred tax liabilities after set off	(14,108)		(909)
Inventories [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	4,650		4,394
Deferred tax liabilities	(24)		(22)
Trade and other receivables [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	8,390		5,815
Deferred tax liabilities	0		0
Operating/other tax loss carry-forward [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	2,844		2,398
Deferred tax liabilities	0		0
Other current assets and other current liabilities, net [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	733		747
Deferred tax liabilities	(192)		(102)
Lease Liabilities [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	1,205		854
Deferred tax liabilities	0		0
Property, plant and equipment [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	0		690
Deferred tax liabilities	(5,067)		(4,311)
Right of use asset [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	0		0
Deferred tax liabilities	(1,102)		(750)
Other intangible assets [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	1,533		195
Deferred tax liabilities	(8,583)		(93)
Others [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	878		833
Deferred tax liabilities	(865)		(783)
Tax assets/(liabilities) [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets	20,233		15,926
Deferred tax liabilities	(15,833)		(6,061)
Set-off of taxes [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax assets set off	(1,725)		(5,152)
Deferred tax liabilities set off	₨ 1,725		₨ 5,152